Note 8. Convertible Debentures	12 Months Ended
Dec. 31, 2017
Notes
Note 8. Convertible Debentures

Note 8. Convertible Debentures

Pursuant to a Private Placement Memorandum dated February 14, 2014 (the "Private Placement"), the Company offered up to a maximum of $3,000,000 of Collateralized Convertible Senior Debentures to accredited or institutional investors. The Offering was conducted contingent on the deposit into Escrow of the purchase price for all of the Debentures offered in the principal amount of $3,000,000. The Debentures, once issued, bear interest at 4% per annum after 180 days, mature six years from the date of issuance, and are secured by a lien on the Company’s Mississippi property. The debentures were offered in three tranches as follows:

(a)  $1,000,000 of First Tranche Collateralized Convertible Senior Debentures convertible into an aggregate of 3,333,333 shares of Common Stock of the Company at a conversion price of $0.30 per share (the “First Tranche Debentures”);

(b)  $1,000,000 of Second Tranche Collateralized Convertible Senior Debentures, convertible into an aggregate of 2,222,222 shares of Common Stock of the Company at a conversion price of $0.45 per share (the “Second Tranche Debentures”); and

(c)  $1,000,000 of Third Tranche Collateralized Convertible Senior Debentures, convertible into either 1,818,182 shares of Common Stock or 1,333,333 shares of Common Stock of the Company, at a conversion price of $0.55 or $0.75 per share depending upon certain conditions described in the Private Placement Memorandum (the “Third Tranche Debentures”).

The conversion rights on each issued Debenture carry an Anti-Dilution Provision. If the Company issues any shares of Common Stock or other securities after March 31, 2014 at a price per security that is less than the conversion price of a Debenture, then the Debenture shall have a new conversion price equal to the price per security that is less than the Conversion Price of the Debenture. The foregoing provision shall not apply to the following:

1. The issuance of any of the other Debentures in the Offering or the issuance of shares of Common Stock upon conversion of any of the Debentures in the Offering;

2. The issuance of any shares of Common Stock if such issuance relates to an agreement, arrangement or grant to issue shares of Common Stock entered into by the Company prior to the Issue Date of the First Tranche Debentures in the Offering, including but not limited to, for example, previously issued convertible promissory notes, previously issued warrants, previously issued options to purchase Common Stock, or common stock vested or to be issued pursuant to a pre-existing Employee Stock Ownership Plan.

The Anti-Dilution Provisions with respect to a Debenture terminate the earlier of (a) the date (if ever) the Company receives an “Approval to Proceed” from the Mississippi Gaming Commission to develop a casino/hotel on the Property, (b) the date on which the Debenture is converted in full, (c) the date on which the Debenture is paid in full, or (d) the Final Maturity Date of the Debenture (as defined in the Debenture).

Since the issuance of the Debentures, there have been no events that would trigger the above anti dilution provisions. Should an event take place which would trigger the provision, the Company would be required to record dividend expense in an amount equal to the difference in the fair value of the embedded derivatives before the event versus the fair value of the derivative after the triggering event.

On March 31, 2014, the First Closing occurred when subscriptions in the amount of $3,000,000 were received in Escrow and accepted by the Company. The Escrow Agent released $1,000,000 to the Company and the Company issued First Tranche Debentures in the aggregate principle amount of $1,000,000.

The Company's stock registration was revoked effective September 4, 2014. Therefore, on December 4, 2014, the Company extended offers to the investors to amend the Private Placement. The Company offered to amend certain terms and conditions, including the conversion terms of the First Tranche Debentures, which were issued on March 31, 2014 (“Amendment I”). The Company separately offered to amend certain terms and conditions, including those relating to issuance and conversion of the Second and Third Tranche Debentures, as well as the period of time within which to perform the Third Tranche Closing Obligations, as amended (“Amendment II”).

On December 31, 2014, investors who had purchased $950,000 of First Tranche Debentures consented to the amended conversion terms of Amendment I. The remaining Debenture in the amount of $50,000 remains as originally issued with no conversion rights. Thus, the First Tranche Debentures can be converted into a total of 3,166,666 shares of common stock. On December 31, 2014, the Second Closing occurred when investors representing $850,000 of Second Tranche Debentures consented to Amendment II.  The Escrow Agent released $850,000 to the Company and the Company issued Second Tranche Debentures in the aggregate principle amount of $850,000. Thus, the Second Tranche Debentures can be converted into 1,888,889 shares of common stock. The Escrow Agent refunded $300,000 to those investors who did not consent to Amendment II.

The Company did not meet the closing obligations for the Third Tranche Debentures as of June 30, 2015, as was required, pursuant to the terms of the Private Placement, as amended. Therefore, the remaining $850,000 being held in escrow for the purchase of the Third Tranche Debentures was returned to the investors in July 2015.

When originally issued, in the event the Company failed to meet the conditions for conversion of the Debentures, the First Tranche Convertible Debentures, which total $950,000, would have been  due on March 31, 2020 and the Second Tranche Convertible Debentures, which total $850,000, would have been due December 31, 2020. The sole remaining non-convertible Debenture in the amount of $50,000 would have been due March 31, 2020.  However, the Company is in default with respect to interest payments due under the Debentures.